Consolidated Balance Sheets		Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Current assets
Cash		$ 18,905,533	$ 2,410,805	$ 25,217,011
Accounts receivable, net		17,633,893	2,248,647	9,317,347
Prepayment, deposits and other receivables		5,537,008	706,071	968,702
Prepaid tax		282,054	35,967	282,054
Total current assets		42,358,488	5,401,490	35,785,114
Non-current assets
Property and equipment, net		1,258,233	160,448	1,472,012
Long-term investments		14,330,188	1,827,364	17,355,709
Deferred tax assets		0	0	728,286
Intangible assets, net		10,420,994	1,328,870	12,288,998
Goodwill		6,101,447	778,047	6,101,447
Total non-current assets		32,110,862	4,094,729	37,946,452
Total assets		74,469,350	9,496,219	73,731,566
Current liabilities
Accrued expenses and other payables		16,587,700	2,115,238	8,029,713
Amount due to a director		335	43	335
Tax payables		6,486	827	24,869
Contract liabilities		2,465,217	314,361	2,257,424
Total current liabilities		20,059,738	2,557,987	10,416,550
Non-current liability
Employee benefits		9,983	1,273	11,095
Total non-current liability		9,983	1,273	11,095
Total liabilities		20,069,721	2,559,260	10,427,645
Commitment and contingencies
Shareholders’ equity
Additional paid-in capital		62,069,746	7,915,040	54,979,300
Retained earnings/(accumulated losses)		(7,680,177)	(979,364)	8,315,736
Total shareholders’ equity		54,399,629	6,936,959	63,303,921
Total liabilities and shareholders’ equity		74,469,350	9,496,219	73,731,566
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	7,808	996	6,633
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	2,252	287	2,252
Third Parties
Current liabilities
Account payables - third parties		1,000,000	127,518	30,000
Related Party
Current liabilities
Account payables - related party				71,500
Amount due to a related party				$ 2,709

[1]	Giving retroactive effect to share consolidation of the Company’s ordinary shares at a ratio of one-for-ten effective on October 8, 2026